Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Minority equity interest	40.00%
Accounts receivable	$ 753,447	$ 1,449,827	$ 336,367
Written off	543,315	1,449,827	$ 336,367
Doubtful accounts	$ 207,269
Depreciation	5.00%			5.00%
Amortization period	1 year
Other revenues percentage	0.30%	1.20%	0.00%
Employee benefits	$ 817,345	$ 804,730	$ 310,637
Research and development costs	411,524	758,878	816,553
Advertising expenses	$ 989,900	$ 2,204,233	$ 2,851,648
Value added tax	6.00%			6.00%
Sale of product	13.00%
Amount of tax benefit	50.00%
Cash and cash equivalents	$ 4,709,310
Deposited in financial institutions	4,700,379
Bank account	72,500			¥ 500,000
Federal deposit insurance corporation	250,000
Cash balance	$ 1,538,404
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority equity interest	3.00%
Straight-line basis term	16 years			16 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority equity interest	5.00%
Straight-line basis term	32 years			32 years
Credit Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 11,520,453
Zhongxin [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority equity interest	6.67%